9. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Account payable, related parties	$ 0		$ 17,471	$ 0
Compensation for services	377,547	$ 433,539	1,297,160	1,376,995
Vitashower Corp [Member]
Revenue from related parties	10,191	14,672	26,449	14,184
Account receivable, Related Parties	0		0	0
Account payable, related parties			11,371	0
Chief Financial Officer [Member]
Account payable, related parties			6,100	0
Compensation for services			22,100	29,000
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	120,000	121,154
Avx [Member]
Account payable, related parties				50,000
Repayment of note payable			50,000
Repayment of Interest			$ 1,831
Accrued interest				$ 1,750